9. FAIR VALUE MEASUREMENTS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities	752,708
Total	752,708	237,395
FairValueInputsLevel1Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities
Total
FairValueInputsLevel2Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities
Total
FairValueInputsLevel3Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities	752,708
Total	$ 752,708